[LOGO] Fifth Third/Maxus Funds

                                             EQUITY FUND
[GRAPHIC]



Fifth Third/Maxus Funds
Semi-Annual Report to Shareholders


-----------------
June 30, 2001

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS
In order to reduce expenses of the Fifth Third/Maxus Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third/Maxus Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.





This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fifth Third/Maxus Funds, including fees, expenses and sales charges, please call 1-800-282-5706 for a prospectus, which you should read carefully before you invest or send money. The Fifth Third/Maxus Funds are distributed by BISYS Fund Services L.P.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services.

Fifth Third/Maxus Funds, like all mutual funds:
 . are NOT FDIC insured
 . have no bank guarantee
 . may lose value

Letter to Shareholders

--------------------------------------------------------------------------------

Dear Shareholder,

  We are pleased to present the Fifth Third/Maxus Funds Semi-Annual Report to Shareholders for the six-month period ended June 30, 2001. This is the last financial report that you will receive on the Fifth Third/Maxus Funds. Effective August 13, 2001, the Fifth Third/Maxus Funds joined The Fifth Third Family of Funds*. Your next financial report will be dated December 31, 2001.

  Please note the following information as it relates to your mutual fund account:

  .  The fund names changed as follows:

     Former Name                              Name effective August 13
     -----------                              ------------------------
     Fifth Third/Maxus Equity Fund            Fifth Third MultiCap Value Fund
     Fifth Third/Maxus Aggressive Value Fund  Fifth Third MicroCap Value Fund
     Fifth Third/Maxus Laureate Fund          Fifth Third Worldwide Fund

  . For assistance on your account, please call your Investment Advisor directly or Fifth Third Funds Shareholder Services at 1-800-282-5706. Representatives at Shareholder Services are available from 8:00 a.m. to 9:00 p.m., Monday through Friday.

  .  Mail inquiries should be sent to the following address:

      Fifth Third Funds
      P.O. Box 182706
      Columbus, OH 43218-2706

  . To invest into the Fifth Third Funds by wire, please call 1-800-282-5706 for wiring instructions.

  . Previously, you received your Fifth Third/Maxus Fund statement on a quarterly basis. Beginning in September, you will receive your Fifth Third Fund statement monthly.

  The Fifth Third Funds now offer twenty (20) different investment portfolios to meet your investing needs.

  Once again, we would like to take the opportunity to welcome you to The Fifth Third Family of Funds.

Sincerely,

FIFTH THIRD FUNDS

--------
* Fifth Third/Maxus Income Fund is expected to join The Fifth Third Family of Funds on or about August 31, 2001. At that time, the fund's name will change to the Fifth Third Strategic Income Fund.

Fifth Third/Maxus Equity Fund
Schedule of Portfolio Investments
June 30, 2001
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

                                       Market
  Shares                                Value
 ------- ---------------------------   -------
 Closed End Equity Funds - 7.3%
  30,000 iShares Russell 3000 Index    $ 2,045
 190,000 John Hancock Bank & Thrift      1,685
         ---------------------------   -------
                                         3,730
         ---------------------------   -------
 Common Stocks - 67.6%
         Basic Materials - 0.5%
         ---------------------------
  20,000 AK Steel Holding                  251
         ---------------------------   -------
         Capital Goods - 12.6%
         ---------------------------
  20,000 Borg Warner*                      992
  25,000 Goodrich, (B.F.)                  950
  30,000 Harris                            816
  30,000 Ionics*                           945
 100,000 PolyOne                         1,041
  45,000 Sensormatic Electronics*          765
  20,000 Toro                              899
         ---------------------------   -------
                                         6,408
         ---------------------------   -------
         Communication Services - 3.5%
         ---------------------------
  20,000 Verizon Communications          1,070
   1,800 WorldCom - MCI Group*              29
  45,000 WorldCom - WorldCom Group*        673
         ---------------------------   -------
                                         1,772
         ---------------------------   -------
         Consumer Products - 14.4%
         ---------------------------
  90,000 Archer Daniels Midland          1,170
  50,000 Bob Evans Farms                   900
  30,000 Circuit City                      540
  30,000 Fortune Brands                  1,151
  20,000 Hewlett-Packard                   572
 170,000 Iomega*                           406
  85,000 Petsmart*                         599
  75,000 Pier One Imports                  863
 115,000 Saks*                           1,104
         ---------------------------   -------
                                         7,305
         ---------------------------   -------
         Energy - 3.0%
         ---------------------------
  30,000 Apache                          1,522
         ---------------------------   -------
         Entertainment - 2.9%
         ---------------------------
  40,000 Carnival Class A                1,228
  10,000 Royal Caribbean Cruises           221
         ---------------------------   -------
                                         1,449
         ---------------------------   -------
         Financials - 10.5%
         ---------------------------
  35,000 American Express                1,358
  15,000 Bank One                          537
  10,000 Bear Stearns                      590
   1,000 Berkshire Hathaway Class B*     2,299
  25,000 U.S. Bancorp                      570
         ---------------------------   -------
                                         5,354
         ---------------------------   -------

                                                        Market
  Shares                                                 Value
 ------- -------------------------------------------    -------
         Healthcare - 4.8%
         -------------------------------------------
  30,000 Becton Dickinson                               $ 1,073
  17,000 Bristol-Myers Squibb                               889
  12,000 Pfizer                                             481
         -------------------------------------------    -------
                                                          2,443
         -------------------------------------------    -------
         Medical - 0.8%
         -------------------------------------------
  10,000 Applera - Celera Genomics Group*                   397
         -------------------------------------------    -------
         Real Estate - 0.9%
         -------------------------------------------
  25,000 Developers Diversified Realty                      460
         -------------------------------------------    -------
         Technology - 10.8%
         -------------------------------------------
 215,000 3Com*                                            1,021
  30,000 American Power Conversion                          473
  10,000 Applied Materials*                                 491
  35,000 DSP Group*                                         751
 100,000 InfoSpace*                                         384
  20,000 LSI Logic*                                         376
  40,000 Pall                                               941
 120,000 Safeguard Scientifics*                             617
  20,000 Vishay Intertechnology                             460
         -------------------------------------------    -------
                                                          5,514
         -------------------------------------------    -------
         Transportation - 1.5%
         -------------------------------------------
  21,100 Florida East Coast Industries Class B              745
         -------------------------------------------    -------
         Wholesale Distribution - 1.4%
         -------------------------------------------
  55,000 Pioneer Standard Electronics                       704
         -------------------------------------------    -------
         Total for Common Stocks - 67.6%                 34,324
         -------------------------------------------    -------
 Unit Investment Trusts - 3.6%
  15,000 S&P Depositary Receipts Trust                    1,839
         -------------------------------------------    -------
         Total Investments (Cost $30,846) -  78.5%       39,893
         -------------------------------------------    -------
         Other assets in excess of liabilities -21.5%    10,899
         -------------------------------------------    -------
         NET ASSETS - 100.0%                            $50,792
         -------------------------------------------    -------

*  Non-Income producing security.
       (See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Equity Fund
Statement of Assets and Liabilities
June 30, 2001
(Unaudited)
(Amounts in thousands except per share amounts)

--------------------------------------------------------------------------------

Assets:
Investments, at value (cost $30,846)                          $39,893
Cash                                                           10,195
Interest and dividends receivable                                  37
Receivable for investments sold                                   757
                                                              -------
  Total Assets                                                 50,882
                                                              -------
Liabilities:
Accrued expenses and other payables:
  Investment advisory fees                                         40
  Distribution services--Investor Shares                           18
  Custodian fees                                                    7
  Other                                                            25
                                                              -------
  Total Liabilities                                                90
                                                              -------
Net Assets:
Paid-in Capital                                                38,324
Undistributed net investment income                               141
Undistributed net realized gain from investment transactions    3,280
Net unrealized appreciation of investments                      9,047
                                                              -------
  Total Net Assets                                            $50,792
                                                              =======
Net Assets:
  Investor Shares                                             $46,647
  Institutional Shares                                          4,145
                                                              -------
  Total                                                       $50,792
                                                              =======
Shares of Beneficial Interest Outstanding
  (Indefinite number of shares authorized, $.10 par value):
  Investor Shares                                               2,401
  Institutional Shares                                            213
                                                              -------
  Total                                                         2,614
                                                              -------
Net Asset Value
  Investor Shares                                             $ 19.43
                                                              =======
  Institutional Shares                                        $ 19.49
                                                              =======

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Equity Fund
Statement of Operations
For the six months ended June 30, 2001
(Unaudited)
(Amounts in thousands)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest income                                                $   356
Dividend income                                                    194
                                                               -------
  Total Income                                                     550
                                                               -------
EXPENSES:
Investment advisory fees                                           240
Distribution services--Investor Shares                             116
Custodian fees                                                       7
Trustees' fees                                                       2
Transfer agency/accounting fees                                     22
Professional fees                                                    8
Other fees                                                          14
                                                               -------
  Net Expenses                                                     409
                                                               -------
  Net Investment Income                                            141
                                                               -------
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions                  3,601
Change in unrealized appreciation/depreciation of investments   (1,641)
                                                               -------
Net realized and unrealized gains/(losses) from investments      1,960
                                                               -------
Change in net assets resulting from operations                 $ 2,101
                                                               =======

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Equity Fund
Statements of Changes in Net Assets
(Amounts in thousands)

--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended        Year Ended
                                                 June 30, 2001 December 31, 2000
                                                 ------------- -----------------
                                                  (Unaudited)
Increase in Net Assets:
Operations:
Net investment income                              $    141        $    392
Net realized gain from investment transactions        3,601           6,064
Change in unrealized appreciation/depreciation
 of investments                                      (1,641)          2,424
                                                   --------        --------
  Change in net assets resulting from operations      2,101           8,880
                                                   --------        --------
Distributions to Investor Shareholders:
  From net investment income                             --            (387)
  From net realized gains on investment transac-
   tions                                                 --          (6,237)
  Return of capital                                      --            (139)
Distributions to Institutional Shareholders:
  From net investment income                             --             (11)
  From net realized gains on investment transac-
   tions                                                 --            (123)
  Return of capital                                      --              (4)
                                                   --------        --------
  Change in net assets from shareholder distri-
   butions                                               --          (6,901)
                                                   --------        --------
Fund Share (Principal) Transactions:
Proceeds from shares issued                           8,832          15,744
Dividends reinvested                                     --           6,440
Cost of shares redeemed                             (10,351)        (14,385)
                                                   --------        --------
  Change in net assets from fund share transac-
   tions                                             (1,519)          7,799
                                                   --------        --------
  Change in net assets                                  582           9,778
Net Assets:
  Beginning of period                                50,210          40,432
                                                   --------        --------
  End of period                                    $ 50,792        $ 50,210
                                                   ========        ========

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Equity Fund -
Financial Highlights
(For a share outstanding throughout each period)

--------------------------------------------------------------------------------

                          Six Months                  Year ended December 31,
                             Ended     ---------------------------------------------------------
                         June 30, 2001    2000         1999           1998       1997     1996
                         ------------- -----------  -----------  -------------- -------  -------
                          (Unaudited)
Investor Shares
Net Asset Value,
 Beginning of Period        $18.61     $     17.49  $     15.92      $18.23     $ 16.00  $ 14.57
                            ------     -----------  -----------      ------     -------  -------
Income from Investment
 Operations:
 Net investment income        0.05            0.18         0.19        0.20        0.15     0.27
 Net realized and
  unrealized
  gains/(losses) from
  investments                 0.77            3.89         1.86       (1.80)       4.33     2.50
                            ------     -----------  -----------      ------     -------  -------
 Total from Investment
  Operations                  0.82            4.07         2.05       (1.60)       4.48     2.77
                            ------     -----------  -----------      ------     -------  -------
Distributions to
 shareholders from:
 Net investment income          --           (0.17)       (0.23)      (0.20)      (0.15)   (0.27)
 Net realized gain on
  investments                   --           (2.72)       (0.25)      (0.51)      (2.10)   (1.07)
 Return of capital              --           (0.06)          --          --          --       --
                            ------     -----------  -----------      ------     -------  -------
 Total Distributions            --           (2.95)       (0.48)      (0.71)      (2.25)   (1.34)
                            ------     -----------  -----------      ------     -------  -------
Net Asset Value, End of
 Period                     $19.43     $     18.61  $     17.49      $15.92     $ 18.23  $ 16.00
                            ======     ===========  ===========      ======     =======  =======
Total Return                 4.41%(b)       23.29%       12.93%      (8.74%)     28.16%   19.13%
Ratios to Average Net
 Assets:
 Net expenses                1.70%(a)        1.83%        1.83%       1.80%       1.87%    1.90%
 Net investment income       0.50%(a)        0.91%        1.12%       1.15%       1.80%    1.71%
Supplemental data:
Net Assets at end of
 period ($000)              46,647          49,260       39,885      53,279      55,637   38,765
Portfolio turnover             32%            121%          78%        118%         89%     111%
                          Six Months   Year Ended December 31,       Period
                             Ended     -----------------------       Ended
                         June 30, 2001    2000         1999      Dec. 31, 1998*
                         ------------- -----------  -----------  --------------
                          (Unaudited)
Institutional Shares
Net Asset Value,
 Beginning of Period        $18.64     $     17.52  $     15.92      $15.92
                            ------     -----------  -----------      ------
Income from Investment
 Operations:
 Net investment income        0.09            0.28         0.25          --
 Net realized and
  unrealized gains from
  investments                 0.76            3.88         1.86          --
                            ------     -----------  -----------      ------
 Total from Investment
  Operations                  0.85            4.16         2.11          --
                            ------     -----------  -----------      ------
Distributions to
 shareholders from:
 Net investment income          --           (0.24)       (0.26)         --
 Net realized gain on
  investments                   --           (2.72)       (0.25)         --
 Return of capital              --           (0.08)          --          --
                            ------     -----------  -----------      ------
 Total Distributions            --           (3.04)       (0.51)         --
                            ------     -----------  -----------      ------
Net Asset Value, End of
 Period                     $19.49     $     18.64  $     17.52      $15.92
                            ======     ===========  ===========      ======
Total Return                 4.56%(b)       23.78%       13.26%       0.00%
Ratios to Average Net
 Assets:
 Net expenses                1.20%(a)        1.33%        1.33%       1.30%(a)
 Net investment income       1.00%(a)        1.41%        1.62%       1.65%(a)
Supplemental data:
Net Assets at end of
 period ($000)               4,145             949          546           0
Portfolio turnover             32%            121%          78%        118%

--------
* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
(a) Annualized.
(b) Non annualized.

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Equity Fund
Notes to Financial Statements
June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

(1)Significant Accounting Policies

The Fund is a diversified, open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated July 12, 1989. Shares of the Fund are divided into two classes, Investor shares and Institutional shares. Each share represents an equal proportionate interest in the Fund with other shares of the same class. Investor shares incur a distribution expense. The Fund has an investment objective of obtaining a total return, a combination of capital appreciation and income. The Fund pursues this objective by investing primarily in equity securities. Significant accounting policies of the Fund are presented below:

Security Valuation

The Fund intends to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Trustees.

Security Transaction Timing

Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Income Taxes

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)Investment Advisory Agreement

On December 28, 2000, the shareholders of the Fund approved a new investment advisory agreement, which became effective on January 2, 2001, with Fifth Third Asset Management Inc., a wholly owned subsidiary of Fifth Third Bancorp. The Investment Advisor receives from the Fund, as compensation for its services to the Fund, an annual fee of 1.00% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000.

Fifth Third/Maxus Equity Fund
Notes to Financial Statements (continued)
June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------


(3)Related Party Transactions

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Since January 2, 2001, BISYS Fund Services Limited Partnership ("BISYS") has served as the national distributor of the Fund's shares. The Fund has entered into a distribution agreement pursuant to which the Fund pays BISYS a fee, accrued daily and payable monthly at an annual rate of 0.50%, based on the average daily net assets for Investor class only. Mutual Shareholder Services performed fund accounting and transfer agency services for the Fund. Fifth Third/Maxus Securities, Inc. is a registered broker-dealer. Fifth Third/Maxus Securities, Inc. effected substantially all of the investment portfolio transactions for the Fund. For this service Fifth Third/Maxus Securities, Inc. received commissions of $63,603 for the six months ended June 30, 2001.

Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Advisor and Administrator.

(4)Capital Stock and Distribution

At June 30, 2001 an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $38,325,025.

Transactions in Fund Shares were as follows:
(Amounts in thousands)

                                           Six Months Ended    Year Ended
                                            June 30, 2001   December 31, 2000
                                           ---------------- -----------------
CAPITAL TRANSACTIONS:
Investor Shares:
  Shares issued                                $  5,416         $ 15,427
  Dividends reinvested                               --            6,333
  Shares redeemed                               (10,090)         (14,315)
                                               --------         --------
  Investor Shares                              $ (4,674)        $  7,445
                                               --------         --------
Institutional Shares:
  Shares issued                                $  3,416         $    317
  Dividends reinvested                               --              107
  Shares redeemed                                  (261)             (70)
                                               --------         --------
  Institutional Shares                         $  3,155         $    354
                                               --------         --------
Total net increases from capital transac-
 tions                                         $ (1,519)        $  7,799
                                               ========         ========

Fifth Third/Maxus Equity Fund
Notes to Financial Statements (continued)
June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------


                                           Six Months Ended    Year Ended
                                            June 30, 2001   December 31, 2000
                                           ---------------- -----------------
SHARE TRANSACTIONS:
Investor Shares:
  Shares issued                                   289              784
  Dividends reinvested                             --              340
  Shares redeemed                                (536)            (758)
                                                 ----             ----
  Investor Shares                                (247)             366
                                                 ----             ----
Institutional Shares:
  Shares issued                                   175               18
  Dividends reinvested                             --                6
  Shares redeemed                                 (14)              (4)
                                                 ----             ----
  Institutional Shares                            161               20
                                                 ----             ----
Total net increases from capital transac-
 tions                                            (86)             386
                                                 ====             ====

Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences (i.e. reclass of market discounts, gain/loss, paydowns and distributions). Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.

(5)Purchases and Sales of Securities

During the six months ended June 30, 2001, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $14,027,984 and $19,226,161 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $5,949,200 respectively.

(6)Security Transactions

For Federal income tax purposes, the cost of investments owned at June 30, 2001 was $30,847,003.

At June 30, 2001, the composition of unrealized appreciation (the excess of value over book cost) and depreciation (the excess of book cost over value) was as follows:

     Appreciation                (Depreciation)                           Net Appreciation
     ------------                --------------                           ----------------
     $10,632,809                  ($1,586,302)                               $9,046,507

(7) New Accounting Pronouncement

In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Funds' financial statements. These changes are not expected to have any material impact on the net assets of the Funds.

(8)Reorganization

The Fund entered into an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the Fifth Third/Maxus Equity Fund to the Fifth Third MultiCap Value Fund. This transaction is more fully described in the combined prospectus/proxy statement. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, will be completed on August 13, 2001 and follows approval by shareholders of the Fifth Third/Maxus Equity Fund. At a special meeting of shareholders of the Fifth Third/Maxus Equity Fund, shareholders of the Fund acted upon and approved the following matter:

 Approval of the Agreement and Plan of Reorganization by the Fifth Third/Maxus
    Equity Fund Providing for the Transfer of All of the Assets of the Fifth Third/Maxus Equity Fund to the Fifth Third MultiCap Value Fund in Exchange for
                 Shares of the Fifth Third MultiCap Value Fund

        For                 Against                         Abstain                           Total
        ---                 -------                         -------                           -----
     1,290,391              73,885                          39,104                          1,403,380

Addresses

--------------------------------------------------------------------------------
Fifth Third/Maxus Equity Fund            Fifth Third/Maxus Funds
Fifth Third/Maxus Aggressive Value Fund  c/o Fifth Third Bank
Fifth Third/Maxus Laureate Fund          1404 East Ninth Street, 5th Floor
Fifth Third/Maxus Income Fund            Cleveland, Ohio 44114
--------------------------------------------------------------------------------

Investment Advisor                       Fifth Third Asset Management Inc.
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian                                Fifth Third Bank
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor                              BISYS Fund Services Limited Partnership
                                         3435 Stelzer Road
                                         Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                     McCurdy & Associates CPA's
                                         27955 Clemens Road
                                         Westlake, Ohio 44145

--------------------------------------------------------------------------------

Transfer Agent                           Mutual Shareholder Services LLC
                                         8869 Brecksville Road, Suite C
                                         Brecksville, Ohio 44141

--------------------------------------------------------------------------------

Legal Counsel                            McDonald, Hopkins,
                                         Burke & Haber Co., L.P.A.
                                         2100 Bank One Center
                                         600 Superior Avenue
                                         Cleveland, Ohio 44114-2653

--------------------------------------------------------------------------------

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